Restatement of Previously Issued Financial Statements (Details) - Schedule of operations statements	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Previously Reported [Member]
STATEMENT OF OPERATIONS
Change in fair value of warrant liability
Net loss	$ (136,408)
Basic and Diluted Net Loss Per Share (in Dollars per share) | $ / shares	$ (0.03)
Revision of Prior Period, Adjustment [Member]
STATEMENT OF OPERATIONS
Change in fair value of warrant liability	$ (1,494,092)
Net loss	$ (1,490,454)
Basic and Diluted Net Loss Per Share (in Dollars per share) | $ / shares	$ (0.65)
As Restated [Member]
STATEMENT OF OPERATIONS
Change in fair value of warrant liability	$ (1,494,092)
Net loss	$ (1,630,500)
Basic and Diluted Net Loss Per Share (in Dollars per share) | $ / shares	$ (0.68)